Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Redeemable Convertible Preferred Stock. Common Stock Humacyte, Inc.	Redeemable Convertible Preferred Stock. Common Stock	Common Stock Humacyte, Inc.	Additional Paid-in Capital Humacyte, Inc.	Additional Paid-in Capital	Accumulated Deficit Cumulative Effect Adjustment Humacyte, Inc.	Accumulated Deficit Humacyte, Inc.	Accumulated Deficit	Cumulative Effect Adjustment Humacyte, Inc.	Humacyte, Inc.	Total
Balance at the beginning at Dec. 31, 2018	$ 420,989,000
Balance at the beginning (in shares) at Dec. 31, 2018	265,096,951
Balance at the end at Dec. 31, 2019	$ 265,096,951	$ 265,096,951								$ 420,989,000
Balance at the end (in shares) at Dec. 31, 2019	420,989,000									265,096,951
Balance at the beginning at Dec. 31, 2018			$ 19,000	$ 27,090,000			$ (234,289,000)			$ (207,180,000)
Balance at the beginning (in shares) at Dec. 31, 2018			19,064,776
Equity
Proceeds from the exercise of stock options			$ 2,000	1,216,000						$ 1,218,000
Proceeds from the exercise of stock options (in shares)			2,364,227							2,364,227
Stock-based compensation				4,457,000						$ 4,457,000
Issuance of warrants in conjunction with debt (unaudited) | ASU 2016-02						$ (1,861,000)			$ (1,861,000)
Net loss							(85,422,000)			(85,422,000)
Balance at the end at Dec. 31, 2019			$ 21,000	32,763,000			(321,572,000)			(288,788,000)
Balance at the end (in shares) at Dec. 31, 2019			21,429,003
Balance at the end at Jun. 30, 2020	$ 420,989,000									$ 420,989,000
Balance at the end (in shares) at Jun. 30, 2020	265,096,951									265,096,951
Equity
Proceeds from the exercise of stock options			$ 1,000	222,000						$ 223,000
Proceeds from the exercise of stock options (in shares)			609,011
Stock-based compensation				2,296,000						2,296,000
Net loss							(32,552,000)			(32,552,000)
Balance at the end at Jun. 30, 2020			$ 22,000	35,281,000	$ 0		(354,124,000)	$ 0		(318,821,000)	$ 0
Balance at the end (in shares) at Jun. 30, 2020			22,038,014
Balance at the beginning at Dec. 31, 2019	$ 265,096,951	$ 265,096,951								$ 420,989,000
Balance at the beginning (in shares) at Dec. 31, 2019	420,989,000									265,096,951
Balance at the end at Dec. 31, 2020	$ 420,989,000									$ 420,989,000	88,013,840
Balance at the end (in shares) at Dec. 31, 2020		265,096,951								265,096,951
Balance at the beginning at Dec. 31, 2019			$ 21,000	32,763,000			(321,572,000)			$ (288,788,000)
Balance at the beginning (in shares) at Dec. 31, 2019			21,429,003
Equity
Proceeds from the exercise of stock options			$ 1,000	300,000						$ 301,000
Proceeds from the exercise of stock options (in shares)			743,542							743,542
Stock-based compensation				4,694,000						$ 4,694,000
Net loss							(66,524,000)			(66,524,000)
Balance at the end at Dec. 31, 2020			$ 22,000	37,757,000	3,579,954		(388,096,000)	1,419,645		(350,317,000)	5,000,005
Balance at the end (in shares) at Dec. 31, 2020			22,172,545
Balance at the beginning at Jun. 30, 2020	$ 420,989,000									$ 420,989,000
Balance at the beginning (in shares) at Jun. 30, 2020	265,096,951									265,096,951
Balance at the beginning at Jun. 30, 2020			$ 22,000	35,281,000	0		(354,124,000)	0		$ (318,821,000)	0
Balance at the beginning (in shares) at Jun. 30, 2020			22,038,014
Balance at the beginning at Jun. 30, 2020	$ 420,989,000									$ 420,989,000
Balance at the beginning (in shares) at Jun. 30, 2020	265,096,951									265,096,951
Balance at the end at Dec. 31, 2020	$ 420,989,000									$ 420,989,000	88,013,840
Balance at the end (in shares) at Dec. 31, 2020		265,096,951								265,096,951
Balance at the beginning at Jun. 30, 2020			$ 22,000	35,281,000	0		(354,124,000)	0		$ (318,821,000)	0
Balance at the beginning (in shares) at Jun. 30, 2020			22,038,014
Equity
Net loss											1,419,645
Balance at the end at Dec. 31, 2020			$ 22,000	37,757,000	3,579,954		(388,096,000)	1,419,645		(350,317,000)	5,000,005
Balance at the end (in shares) at Dec. 31, 2020			22,172,545
Balance at the end at Jun. 30, 2021		$ 265,096,951								$ 420,989,000	78,701,570
Balance at the end (in shares) at Jun. 30, 2021	420,989,000									265,096,951
Equity
Proceeds from the exercise of stock options			$ 1,000	235,000						$ 236,000
Proceeds from the exercise of stock options (in shares)			462,162							336,642
Stock-based compensation				5,458,000						$ 5,458,000
Issuance of warrants in conjunction with debt (unaudited)				2,360,000						2,360,000
Net loss							(37,499,000)			(37,499,000)	(9,149,309)
Balance at the end at Jun. 30, 2021			$ 23,000	45,810,000	12,729,166		(425,595,000)	(7,729,664)		(379,762,000)	5,000,002
Balance at the end (in shares) at Jun. 30, 2021			22,634,707
Balance at the end at Jun. 30, 2021		$ 265,096,951								$ 420,989,000	78,701,570
Balance at the end (in shares) at Jun. 30, 2021	420,989,000									265,096,951
Balance at the beginning at Mar. 31, 2021					13,015,395			(8,015,887)			5,000,010
Equity
Net loss											286,223
Balance at the end at Jun. 30, 2021			$ 23,000	$ 45,810,000	$ 12,729,166		$ (425,595,000)	$ (7,729,664)		$ (379,762,000)	$ 5,000,002
Balance at the end (in shares) at Jun. 30, 2021			22,634,707